Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.3

Exception Grades
Run Date -XXX

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2025100179	XXX		XXX	XXX	XXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	XXX does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The mortgagee clause does not reflect XXX.				Reviewer Comment (XXX): Received Buyer Comment (XXX): revised dec page uploaded XXX, only fits in the address section.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2025100178	XXX		XXX	XXX	XXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX, Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX, Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX	Evidence of satisfaction is required for liens with a combined amount greater than $XXX.				Reviewer Comment (XXX): Client elects to waive Reviewer Comment (XXX): XXX provided only addresses the bankruptcy filing. Evidence the tax liens were paid at or before closing is required for review of this condition. This is an XXX that client can elect to waive if evidence of payment is not able to be provided. Buyer Comment (XXX): The mentioned tax liens are dated before the bankruptcy discharged in XXX. Please see XXX regarding the bankruptcy.			XXX XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	2025100178	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXX Issue: The most recent valuation inspection is dated prior to the most recent XXX.	Most Recent Valuation Inspection Date: XXX Disaster End Date: XXX Disaster Name: XXX Disaster Declaration Date: XXX	The property is located in a XXX area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXX declared end date.				Reviewer Comment (XXX): PDI provided. Buyer Comment (XXX): PDI uploaded	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	2025100178	XXX		XXX	XXX	XXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		The is missing a copy of the fully executed final XXX.				Reviewer Comment (XXX): Received Buyer Comment (XXX): revised XXX uploaded Reviewer Comment (XXX): Closing statement provided indicates it is an estimate. A final signed, stamped closing statement will be required. Buyer Comment (XXX): This copy is certified to be true and exact copy - executed by XXX officer and guarantor.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	2025100178	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow both unit leases to be month to month with less than XXX days in place.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXX%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months.	Loan to Value: XXX% Guideline Maximum Loan to Value: XXX% Reserves: XXX Guideline Requirement: XXX	Originator Pre-Close,SitusAMC Originator Pre-Close,SitusAMC	Reviewer Comment (XXX): Waived with compensating factors per lender exception approval at origination.			XXX XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	2025100176	XXX		XXX	XXX	XXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXX	Address on appraisal reflects XXX and Note address is XXX.				Reviewer Comment (XXX): Updated report provided. Buyer Comment (XXX): Appraisal Uploaded	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2025100177	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXX Issue: Property is located in a XXX area and has not been inspected.	Disaster Name: XXX Disaster Declaration Date: XXX Disaster End Date: XXX					Reviewer Comment (XXX): Appraisal report provided. Buyer Comment (XXX): Appr uploaded Buyer Comment (XXX): Appraisal uploaded	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		D	A	D	A			D	A		N/A	No
XXX	2025100177	XXX		XXX	XXX	XXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: XXX	Note Date: XXX; Lien Position:XXX					Reviewer Comment (XXX): Appraisal report provided. Buyer Comment (XXX): Appr uploaded	XXX XXX			1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	XXX	XXX		D	A	D	A			D	A		N/A	No
XXX	2025100177	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: XXX not provided		The policy in the file is for a different property.				Reviewer Comment (XXX): XXX provided. Buyer Comment (XXX): All insurance documents re-uploaded for the correct property.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		D	A	D	A			D	A		N/A	No
XXX	2025100177	XXX		XXX	XXX	XXX	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided						Reviewer Comment (XXX): Appraisal report provided. Buyer Comment (XXX): Appr uploaded	XXX XXX			1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	XXX	XXX		D	A	D	A			D	A		N/A	No
XXX	2025100177	XXX		XXX	XXX	XXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: XXX	The background check for XXX reflects a tax lien in the amount of $XXX that has not been paid.				Reviewer Comment (XXX): Release of lien received in trailing docs. Buyer Comment (XXX): Tax lien release uploaded	XXX XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		D	A	D	A			D	A		N/A	No